Hedge accounting - Schedule Of Hedge Instruments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	R$ 414,431	R$ 356,851
Variation in value recognized in other comprehensive income	1,002	(2,156)	R$ 684
Cash flow hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	240,699	236,045
Book value, assets	141	220
Book value, liabilities	253	311
Variation in fair value used to calculate hedge ineffectiveness	(332)	(1,066)
Variation in value recognized in other comprehensive income	(332)	(1,122)
Hedge ineffectiveness recognized in income	0	56
Amount reclassified from cash flow hedge reserve to income	(165)	(347)
Futures | Interest rate risk | Cash flow hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	102,324	172,904
Book value, assets	0	76
Book value, liabilities	0	133
Variation in fair value used to calculate hedge ineffectiveness	(450)	(855)
Variation in value recognized in other comprehensive income	(450)	(911)
Hedge ineffectiveness recognized in income	0	56
Amount reclassified from cash flow hedge reserve to income	(152)	(285)
Forward | Interest rate risk | Cash flow hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	72,802	33,218
Book value, assets	0	0
Book value, liabilities	110	132
Variation in fair value used to calculate hedge ineffectiveness	50	(45)
Variation in value recognized in other comprehensive income	50	(45)
Hedge ineffectiveness recognized in income	0	0
Amount reclassified from cash flow hedge reserve to income	(29)	0
Swaps | Interest rate risk | Cash flow hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	62,545	27,321
Book value, assets	141	106
Book value, liabilities	69	31
Variation in fair value used to calculate hedge ineffectiveness	21	38
Variation in value recognized in other comprehensive income	21	38
Hedge ineffectiveness recognized in income	0	0
Amount reclassified from cash flow hedge reserve to income	18	(59)
Futures | Foreign exchange risk | Cash flow hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	834	1,186
Book value, assets	0	4
Book value, liabilities	0	0
Variation in fair value used to calculate hedge ineffectiveness	23	(181)
Variation in value recognized in other comprehensive income	23	(181)
Hedge ineffectiveness recognized in income	0	0
Amount reclassified from cash flow hedge reserve to income	(2)	(3)
Forward | Foreign exchange risk | Cash flow hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	2,194	1,416
Book value, assets	0	34
Book value, liabilities	74	15
Variation in fair value used to calculate hedge ineffectiveness	24	(23)
Variation in value recognized in other comprehensive income	24	(23)
Hedge ineffectiveness recognized in income	0	0
Amount reclassified from cash flow hedge reserve to income	R$ 0	R$ 0